Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade accounts receivables
Total trade accounts receivables	$ 3,520	$ 2,269
Contract liabilities - current	157	84
Total contract liabilities	157	84
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year
Secure Microcontrollers Segment
Trade accounts receivables
Total trade accounts receivables	2,424	1,794
All Other Segment
Trade accounts receivables
Total trade accounts receivables	$ 1,096	$ 475